Convertible Debt Instrument Classified As A Liability (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Instruments Text Block Abstract
Schedule of convertible loan note classified as a liability
	2022	2021	2020
Convertible loan notes b/f	-	-	324
Accrued interest	-	-	163
Conversion of loan note	-	-	487
	-	-	-